SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Translation rates) - Hong Kong, Dollars	Jun. 30, 2021	Jun. 30, 2020
Period End [Member]
Intercompany Foreign Currency Balance [Line Items]
Translation rate	0.12878	0.12903
Period Average [Member]
Intercompany Foreign Currency Balance [Line Items]
Translation rate	0.12885	0.12885